                                  As filed with the Commission on April 30, 2003
                                                      1933 Act File No. 33-45973
                                                      1940 Act File No. 811-6576

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

              Post-Effective Amendment No. 47...................               X

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

              Amendment No. 48..................................               X

                             BT PYRAMID MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                                 (410) 895-5000
                         (Registrant's Telephone Number)

  Daniel O. Hirsch, Esq.                      Copies to: Burton M. Leibert, Esq.
     One South Street                              Willkie Farr & Gallagher
 Baltimore, Maryland 21202                              787 Seventh Ave
(Name and Address of Agent                         New York, New York 10019
       for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b)
[X]  On April 30, 2003 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  On (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed posteffective amendment.

[Cash Management Portfolio has executed this Registration Statement.]

Money Market Fund Investment

Prospectus

April 30, 2003

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Overview of the Fund

3	Goal

3	Core Strategy

3	Investment Policies and Strategies

4	Principal Risks of Investing in the Fund

4	Who Should Consider Investing in the Fund

5	Total Returns, After Fees and Expenses

6	Fees and Expenses of the Fund

A Detailed Look at the Fund

7	Objective

7	Strategy

8	Principal Investments

8	Risks

10	Management of the Fund

12	Calculating the Fund’s Share Price

13	Dividends and Distributions

13	Tax Considerations

14	Performance Information

15	Buying and Selling Fund Shares

22	Financial Highlights

ticker symbol	BPYXX
fund number	838

Money Market Fund Investment

Overview of the Fund

Goal: The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Core Strategy: The Fund invests in high quality money market instruments.

Investment Policies and Strategies: The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve that goal by investing in high quality money market instruments, maintaining a dollar-weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in high quality securities that are valued in US dollars and have remaining maturities of 397 days or less. The Fund invests more than 25% of its total assets in banks and other financial institutions.

Money Market Fund Investment    |    3

Principal Risks of Investing in the Fund

Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:

■	A sharp rise in interest rates could cause the bond market and individual securities in the Fund’s portfolio to decline in value.

■	An issuer’s creditworthiness could decline, which in turn may cause the value of a security in the Fund’s portfolio to decline.

■	Changes in interest rates or economic downturns could have a negative effect on issuers in the financial services industry.

■	Securities held by the Fund could perform poorly.

Who Should Consider Investing in the Fund

The Fund requires a minimum investment of $2,000. You should consider investing in the Fund if you are looking for a liquid investment that offers income approximating money market rates and preserves the value of your capital.

You should not consider investing in the Fund if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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Total Returns, After Fees and Expenses

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing changes in the Fund’s performance year to year. The bar chart shows the Fund’s actual return for each of the past ten calendar years. The table shows the Fund’s average annual return over the last calendar year, the last five calendar years and the last ten calendar years.

As of December 31, 2002, the Fund’s 7-day yield was 1.17%. To learn the current 7-day yield, investors may call the Fund’s Service Center at 1-800-730-1313.

The 7-day yield, which is often referred to as the ‘current yield,’ is the income generated by the Fund over a seven-day period. This amount is then annualized, which means that we assume the Fund generates the same income every week for a year. The ‘total return’ of the Fund is the change in the value of an investment in the Fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Fund over a given period.

Year-by-Year Returns (the past ten calendar years)

During the periods shown, the Fund’s highest return in any calendar quarter was 1.61% (fourth quarter 2000) and its lowest quarterly return was 0.34% (fourth quarter 2002). Past performance offers no indication of how the Fund will perform in the future.

Performance for Periods Ended December 31, 2002

Average Annual Returns
	1 Year	5 Years	10 Years

Money Market Fund Investment	1.55%	4.43%	4.55%

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Fees and Expenses of the Fund

(expenses paid from Fund assets)

The Annual Fees and Expenses table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, that the Fund’s operating expenses remained the same and that you redeem your shares at the end of the period.

You may use this hypothetical example to compare the Fund’s expense history with other funds.1 The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.

Annual Fees and Expenses

	Percentage of Average Daily Net Assets[1]

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.37%

Total Annual Fund Operating Expenses	0.52%

Less: Fee Waiver or Expense Reimbursements	(0.17%	)[2]

Net Expenses	0.35%

Expense Example3

1 Year	3 Years	5 Years	10 Years

$36	$150	$274	$636

[1]	Information on the annual operating expenses reflects the expenses of both the Fund and the Cash Management Portfolio, the master portfolio in which the Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the ‘Organizational Structure’ section of this prospectus.)

[2]	The investment advisor and administrator have agreed, for a 16-month period from the Fund’s fiscal year end of December 31, 2002, to waive their fees and reimburse expenses so that total expenses will not exceed 0.35%.

[3]	For the first year, the expense example takes into account fee waivers and/or expense reimbursements.

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A Detailed Look at the Fund

Objective

The Fund seeks a high level of current income consistent with liquidity and the preservation of capital by investing in high quality short-term money market instruments.

While we give priority to earning income and maintaining the value of the Fund’s principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change or an issuer’s creditworthiness changes.

Strategy

The Fund seeks current income by investing in high quality money market securities and maintains a dollar-weighted average maturity of 90 days or less. The Fund follows two policies designed to maintain a stable share price:

■	Generally, Fund securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

■	The Fund buys US government debt obligations, money market instruments and other debt obligations that at the time of purchase:

–	have received the highest short-term rating from two nationally recognized statistical rating organizations;

–	have received the highest short-term rating from one rating organization (if only one organization rates the security);

–	are unrated, but are determined to be of similar quality by us; or

–	have no short-term rating, but are rated in one of the top three highest long-term rating categories, or are determined to be of similar quality by us.

Money Market Fund Investment    |    7

Principal Investments

The Fund may invest in high quality, short-term, dollar-denominated money market instruments paying a fixed, variable or floating interest rate. These include:

■	Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and US government securities. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security’s maturity.

■	US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

■	Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

■	Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

Because many of the Fund’s principal investments are issued or credit-enhanced by banks or other financial institutions, the Fund may invest more than 25% of its total assets in the financial services industry. The Fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Risks

Set forth below are some of the prominent risks associated with money market mutual funds, and our approaches to contain them. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed. If a security no longer meets the Fund’s credit rating requirements, we will attempt to

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sell that security within a reasonable time, unless selling the security would not be in the Fund’s best interest.

Primary risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. To minimize such price fluctuations, the Fund adheres to the following practices:

■	We limit the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

Credit Risk. A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt. The lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Fund only buys high quality securities with minimal credit risk.

■	We primarily buy securities with remaining maturities of 13 months or less. This reduces the risk that the issuer’s creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund’s returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the Fund can lose money because:

■	it cannot sell the securities at the agreed-upon time and price; or

Money Market Fund Investment    |    9

■	the securities lose value before they can be sold.

The Fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The Fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Concentration Risk. Because the Fund may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial services companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the US and foreign economies or changes in banking regulations.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the Fund may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Fund’s income. It may also create a capital gains tax liability because bond issuers usually pay a premium for the right to pay off bonds early.

Management of the Fund

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc. (‘DeAM, Inc.’), Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Limited, Deutsche Bank Trust Company Americas and Scudder Trust Company.

Board of Trustees. The Fund’s shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all the Fund’s activities on their behalf.

Investment Advisor. Under the supervision of the Board of Trustees, DeAM, Inc., with offices at 345 Park Avenue, New York, NY 10154, acts as the Fund’s investment advisor. As investment advisor, DeAM, Inc. makes the Fund’s investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and for negotiating brokerage commissions and

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dealer charges. The investment advisor received a fee of 0.13%, net of waivers, of the Fund’s average daily net assets for its services in the last fiscal year.

DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients, and as of March 31, 2003, managed approximately $60 billion in assets.

DeAM, Inc. is an indirect wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Other Services. Investment Company Capital Corp., (‘ICCC’), an affiliate of DeAM, Inc., provides administrative services—such as portfolio accounting, legal services and sending proxy statements, shareholder reports and updated prospectus information to you; and collecting your executed proxies.

Scudder Investment Service Company (‘SISC’), also an affiliate of DeAM, Inc., serves as the Fund’s transfer agent. SISC, or your service agent, performs the functions necessary to establish and maintain your account.

Besides setting up the account and processing your purchase and sale orders, these functions include:

■	keeping accurate, up-to-date records for your individual Fund account;

■	implementing any changes you wish to make in your account information;

■	processing your requests for cash dividends and distributions from the Fund; and

■	answering your questions on the Fund’s investment performance or administration.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with SISC. Service agents may charge additional fees to investors only for those services not otherwise included in the SISC servicing agreement, such as cash management, or special trust or retirement-investment reporting.

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Organizational Structure. Money Market Fund Investment is a ‘feeder fund’ that invests all of its assets in a ‘master portfolio,’ the Cash Management Portfolio. The Fund and the master portfolio have the same goal. The master portfolio is advised by DeAM, Inc.

The master portfolio may accept investments from other feeder funds. The feeders bear the master portfolio’s expenses in proportion to their investment in the master portfolio. Each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This arrangement allows the Fund’s Trustees to withdraw the Fund’s assets from the master portfolio if they believe doing so is in the shareholders’ best interests. If the Trustees withdraw the Fund’s assets, they would then consider whether the Fund should hire its own investment advisor, invest in a different master portfolio or take other action.

Calculating the Fund’s Share Price

We calculate the price of the Fund’s shares (also known as the ‘Net Asset Value’ or ‘NAV’) on each day the Fund is open for business, as of 2:00 p.m. Eastern time. The Portfolio that the Fund invests in may calculate its NAV at a later time. On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. They may also close early on the day after Thanksgiving and the day before Christmas. If the Bond Market Association recommends an early close of the bond markets, the Fund also may close early. You may call the Service Center at 1-800-730-1313 for additional information about whether

Generally, the Fund is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veterans Day (November 11), Thanksgiving Day (the fourth Thursday in November) and

Christmas Day. On days when the New York Stock Exchange closes early the Fund will calculate its net asset value at the time of closing. The Fund may accept purchase or sale orders on days other than the days listed above, if the New York Stock Exchange is closed due to unforeseeable circumstances, but the ‘Fed wire’ is open, the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is adequate liquidity.

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the Fund will close early before a particular holiday. On days the Fund closes early:

■	All orders received prior to the Fund’s close will be processed as of the time the Fund’s NAV is next calculated.

■	Redemption orders received after the Fund’s close will be processed as of the time the Fund’s NAV is next calculated.

■	Purchase orders received after the Fund’s close will be processed the next business day.

The Fund uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys. This method writes down the premium—or marks up the discount—at a constant rate until maturity. It does not reflect daily fluctuations in market value. The Fund’s Net Asset Value will normally be $1.00 a share.

Dividends and Distributions

The Fund declares dividends from its net income daily and pays the dividends on a monthly basis. The Fund reserves the right to include in the daily dividend any short-term capital gains on securities that it sells.

The Fund may also pay dividends and capital gain distributions at other times if necessary in order to avoid federal income or excise tax.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in Fund shares (at NAV), all sent to you by check or wire, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don’t indicate a preference, your dividends and distributions will all be reinvested. Whether taken in cash or reinvested, distributions from the Fund may be subject to tax. For retirement plan accounts, reinvestment is the only option.

Tax Considerations

The following summary is based on current tax laws that may change. The tax considerations for tax-deferred accounts, non-

Money Market Fund Investment    |    13

taxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

If you are a taxable shareholder, you will pay federal, state and local taxes on the income dividends or capital gains distributed to you by the Fund. Your taxes will vary from year to year, based on the amount of dividends and capital gain distributions paid out by the Fund.

The Fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Dividends and distributions usually have the following tax status:

Transaction	Tax status

Income dividends	Ordinary income

Short-term capital gain distributions	Ordinary income

We reserve the right to reject a new account application if you don’t provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days’ notice to provide the correct number. We reserve the right to withhold the current rate of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding.

Performance Information

The Fund’s performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indexes and investments for which reliable performance data is available. The Fund’s performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

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Buying and Selling Fund Shares

How to contact the Fund’s Service Center:

By Phone:	(800) 730-1313

First Investments By Mail:	Deutsche Asset Management c/o Scudder Investments PO Box 219356 Kansas City, MO 64121-9356

Additional Investments By Mail:	Deutsche Asset Management c/o Scudder Investments PO Box 219154 Kansas City, MO 64121-9154

By Express Registered or Certified Mail:	Deutsche Asset Management c/o Scudder Investments 811 Main Street Kansas City, MO 64105-2005

Our representatives are available to assist you personally Monday through Friday, 8:30 am to 6:00 pm, Eastern time each day the New York Stock Exchange is open for business. You can reach the Service Center’s automated assistance line 24 hours a day, 7 days a week.

Minimum account investments

Initial purchase:

Initial Investment in Investment Class shares	$2,000

Subsequent investments	$100

IRA account, initial investment (there is no minimum for subsequent investments)	$1,000

Initial investment for shareholders of other Deutsche Asset Management Funds’ Investment Class shares	$500

Automatic investment plan, initial investment	$250

Weekly, semi-monthly or monthly plan subsequent investments	$100

Quarterly plan subsequent investments	$250

Semi-annual or annual plan subsequent investments	$500

Minimum investment for qualified retirement plans (such as 401(k), pension or profit sharing plans)	$0

Account balance:

Non-retirement account	$500

IRA account	$0

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Accounts opened through a service agent may have different minimum investment amounts.

The Fund and its service providers reserve the right to waive or reduce the investment minimums from time to time at their discretion. Shares of the Fund may be offered to directors and trustees, of any mutual fund advised or administered by Deutsche Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG, their spouses and minor children without regard to the minimum investment required.

How to open your Fund account:

By Mail:

Complete and sign the account application that accompanies this prospectus. (You may obtain additional applications by calling the Service Center.) Mail the completed application along with a check payable to the Fund you selected to the Service Center. The addresses are shown under ‘How to Contact the Fund’s Service Center.’

By Wire:	Call the Service Center to set up a wire account.

Please note that your account cannot become activated until we receive a completed application via mail or fax.

If this is your first investment through a tax-sheltered retirement plan, such as an IRA, you will need a special application form. This form is available from your service agent, or by calling the Service Center at 1-800-730-1313.

Two ways to buy and sell shares in your account

MAIL:

Buying: Send your check, payable to the Deutsche Asset Management fund you have selected, to the Service Center. The addresses are shown in this section under How to Contact the Fund’s Service Center. Be sure to include the Fund number and your account number (see your account statement) on your check. Please note that we cannot accept starter checks, third-party checks, checks issued by credit card companies, internet based companies, checks drawn on foreign banks or money orders. If you are investing in more than one fund, make your check payable to ‘Deutsche Asset Management’ and include your account number, the names and

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numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund. The Fund number is 838.

Selling: Send a signed letter to the Service Center with your name, your Fund number and account number, the Fund’s name, and either the number of shares you wish to sell or the dollar amount you wish to receive. Your signature must be signature guaranteed if the amount is more than $100,000, or if the redemption proceeds will be sent to an address other than the one on record. Unless exchanging into another Deutsche Asset Management fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call the Service Center representative at 1-800-730-1313 by 2:00 pm Eastern time to notify us in advance of a wire transfer purchase. Inform the Service Center of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 pm Eastern time.

Routing No:	021001033

Attn:	Deutsche Asset Management Funds

DDA No:	00-226-296

FBO:	(Account name) (Account number)

Credit:	Money Market Fund Investment — 838

Refer to your account statement for the account name, number and fund number.

Selling: You may sell shares by wire only if your account is authorized to do so. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or the Service Center at 1-800-730-1313 prior to 2:00 pm Eastern time. Inform the Service Center representative of the amount of your redemption and receive a trade confirmation number. We must receive your order by 2:00 pm Eastern time to wire your account the same business day. All orders placed after 2:00

Money Market Fund Investment    |    17

pm Eastern time will be wired to your account the next business day. Wire transfers may be restricted on holidays and at certain other times.

Important information about buying and selling shares

■	You may buy and sell shares of a Fund through authorized service agents as well as directly from the Service Center. The same terms and conditions apply. The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by the Service Center or your service agent, provided that your service agent forwards your order to the Service Center in a timely manner. You should contact your service agent if you have a dispute as to when your order was placed with the fund. Your service agent may charge a fee for buying and selling shares for you.

■	You may place orders to buy and sell over the phone by calling your service agent or the Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 pm Eastern time, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees a Fund or its agents have incurred. To sell shares you must state whether you would like to receive the proceeds by wire or check.

■	If we receive your purchase order before 2:00 pm Eastern time (or earlier, if the Fund closes early) you will receive the dividends declared that day. If we receive it after 2:00 pm Eastern time, you will not.

■	If we receive your order to sell shares after 2:00 pm Eastern time (or earlier, if the Fund closes early) you will receive the dividends declared that day. If we receive it before 2:00 pm Eastern time, you will not.

■	After we or your service agent receive your order, we buy or sell your shares at the next price calculated on a day the Fund is open for business.

■	The Fund accepts payment for shares only in US dollars by check, bank or federal funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, starter checks, money

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orders, third-party checks, or checks issued by credit card companies, Internet-based companies, or checks drawn on foreign banks.

■	The payment of redemption proceeds (including exchanges) for shares of a fund recently purchased by check may be delayed for up to 10 calendar days while we wait for your check to clear.

■	Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven calendar days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn’t cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

■	We reserve the right to close your account and send you the proceeds if your balance falls below the Fund’s minimum account balance; we will give you 60 days’ notice so you can either increase your balance or close your account (these policies don’t apply to investors with $100,000 or more in Deutsche fund shares or in any case where a fall in share price created the low balance)

■	When you want to send sale proceeds to a third party or to a new address, you will usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don’t need a signature guarantee. Also, you don’t need a signature guarantee for an exchange, although we may require one in certain other circumstances. A signature guarantee is simply a certification of your signature—a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can’t get a signature guarantee from a notary public and we must be provided the original guarantee.

■	We reserve the right to pay you for shares you sell by ‘redeeming in kind,’ that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won’t make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the Fund’s net assets, whichever is less.

Money Market Fund Investment    |    19

■	We do not issue share certificates.

■	Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or the Service Center for more information.

■	During periods of heavy market activity, you may have trouble reaching the Service Center by telephone. If this occurs, you should make your request by mail.

■	The Fund reserves the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. The Fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists that prohibits the Fund from disposing of their portfolio securities or pricing its shares; or 4) in the event of a closing of the Federal Reserve Bank’s wire payment system until a reasonable time after the system reopens; but in any event the Fund may not delay payments more than seven days except under the previous four circumstances.

■	Account Statements and Fund Reports: We or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. We will send you a semi-annual and annual on your fund’s overall performance, its current holdings and its investing strategies.

Exchange Privilege. You can exchange all or part of your shares for shares of certain other Deutsche Asset Management mutual funds. When you exchange shares, you are selling shares in one fund to purchase shares in another. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, or require a shareholder to own shares of a Fund for 15 days before we process the purchase order for the other fund, or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons. Before buying shares through an exchange, you should be sure to obtain a copy of that fund’s prospectus and read it carefully. You will receive a written confirmation of each transaction from the Service Center or your service agent.

20    |    Money Market Fund Investment

Please note the following conditions:

■	The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

■	You may make the exchange by phone (if your account has the exchange by phone feature) or by letter.

■	If you are maintaining a taxable account, you may have to pay taxes on the exchange.

■	Your exchange must meet the minimum investment requirement for the fund being purchased.

■	The accounts between which you exchange must be the same share class.

Special shareholder services

To help make investing with us as easy as possible, and to help you build your investment, we offer the following special services. You can obtain further information about these programs by calling the Service Center at 1-800-730-1313.

■	Regular Investments: You can make regular investments automatically from your checking account. You will need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum.

■	Regular Withdrawals: You can arrange regular monthly, quarterly, semi-annual and annual sales of shares in your account. The minimum transaction is $50, and the account must have a balance of at least $10,000 to qualify. You will need to make sure your bank has ACH services. Transactions take two to three days to be completed and there is a $50 minimum.

■	Checkwriting: We issue you a checkbook linked to your account. You can sell shares by writing a check for the desired amount free of charge, but you cannot close your account by check. You continue to earn dividends on the shares you sell by check until the check clears. The minimum check amount is $500.

Money Market Fund Investment    |    21

Financial Highlights

The table below provides a picture of the Fund’s financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

	For the Years Ended December 31,
	2002	2001	2000	1999	1998

Selected per share data:

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:

Net investment income	.015	.04	.06	.05	.05

Net realized and unrealized gain (loss) on investment transactions[1]	.00	.00	.00	.00	.00

Total from investment operations	.015	.04	.06	.05	.05

Less distributions from:

Net investment income	(.015)	(.04)	(.06)	(.05)	(.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (%)[2]	1.55	4.04	6.28	4.99	5.35

Ratios to average net assets and supplemental data:

Net assets, end of period ($ millions)	474	429	386	720	437

Ratio of expenses before expense reductions, including expenses of Cash Management Portfolio (%)	.52	.51	.52	.52	.52

Ratio of expenses after expense reductions, including expenses of Cash Management Portfolio (%)	.35	.35	.35	.35	.35

Ratio of net investment income (%)	1.54	3.88	5.99	4.94	5.22

[1]	Amount is less than $.0005 per share.

[2]	Total return would have been lower had certain expenses not been reduced.

22    |    Money Market Fund Investment

Notes

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated April 30, 2003, which has been filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at: Deutsche Asset Management c/o Scudder Investments, PO Box 219356, Kansas City, MO 64121-9356 or call our toll-free number:  1-800-730-1313

You can find reports and other information about each Fund on the EDGAR Database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the Public Reference Section of the SEC,  Washington, DC 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For information on the Public Reference Room, call the SEC at 202-942-8090.

Distributor

Scudder Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606-5808

www.scudder.com

e-mail info@scudder.com

Tel (800) 621-1048

Money Market Fund
Investment
Scudder Advisor Funds III
(Prior to May 16, 2003, known as
BT Pyramid Mutual Funds)
811-6576

Printed on recycled paper.    (04/30/03)  1660PRO

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  April 30, 2003

Scudder Advisor Funds III

Money Market Fund Investment

Scudder Advisor Funds III (prior to May 16, 2003 known as BT Pyramid Mutual
Funds) (the "Trust") is an open-end management investment company that offers investors a selection of investment portfolios, each having distinct investment objectives and policies. This Statement of Additional Information ("SAI")
relates to Money Market Fund Investment (the "Fund").

The Trust seeks to achieve the investment objective of the Fund by investing all the investable assets of the Fund in the Cash Management Portfolio (the
"Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund.

Shares of the Fund are sold by Scudder Distributors, Inc. ("SDI"), the Trust's distributor ("Distributor"), to clients and customers (including affiliates and correspondents) of Deutsche Asset Management, Inc. ("DeAM, Inc."), the
Portfolio's investment advisor (the "Advisor"), and to clients and customers of other organizations.

The Fund's Prospectus dated April 30, 2003, which may be amended from time to time, provides the basic information investors should know before investing.
This SAI, which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. You may request a copy of a prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trust at the telephone number listed below or by contacting any Service Agent (which is a broker, financial advisor or other bank, dealer or other institution that has a sub-shareholder servicing agreement with the Funds' Transfer Agent. Capitalized terms not otherwise defined in this
SAI have the meanings accorded to them in the Fund's Prospectus. The financial statements for the Fund and the Portfolio for the fiscal year ended December 31,
2002, are incorporated herein by reference to the Annual Report to shareholders for the Fund and Portfolio dated December 31, 2002. A copy of the Fund's and the
Portfolio's Annual Report may be obtained without charge by calling the Fund at
1-800-730-1313.

                         DEUTSCHE ASSET MANAGEMENT, INC.
                       Investment Advisor of the Portfolio

                        INVESTMENT COMPANY CAPITAL CORP.
                     Administrator of the Fund and Portfolio

                           SCUDDER DISTRIBUTORS, INC.
                                   Distributor

                                                                           Page
                                                                           ----

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                              Investment Objective

The Fund's investment objective is to seek a high level of current income consistent with liquidity and the preservation of capital through investment in a portfolio of high quality money market instruments. There can, of course, be no assurance that the Fund will achieve its investment objective.

                               Investment Policies

The Fund seeks to achieve its investment objective(s) by investing all of its assets in the corresponding Portfolio, which has the same investment objective as the Fund. The Trust may withdraw a Fund's investment from the corresponding
Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so.

Since the investment characteristics of the Fund will correspond directly to those of the respective Portfolio in which the Fund invests all of its assets, the following is a discussion of the various investments of and techniques employed by the Portfolios Quality and Maturity of the Portfolio's Securities.
The Fund will maintain a dollar-weighted average maturity of 90 days or less.
All securities in which the Fund invests will have, or be deemed to have, remaining maturities of 397 days or less on the date of their purchase and will be denominated in U.S. dollars. The Advisor, acting under the supervision of and procedures adopted by the Board of Trustees of the Fund, will also determine that all securities purchased by the Fund present minimal credit risks. The
Advisor will cause the Fund to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of the Fund. High-quality, short-term instruments may result in a lower yield than instruments with a lower quality or longer term.

Obligations of Banks and Other Financial Institutions. The Portfolio may invest in U.S. dollar-denominated fixed rate or variable rate obligations of U.S. or foreign financial institutions, including banks, which are rated in the highest short-term rating category by any two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if that NRSRO is the only NRSRO that rates such obligations) or, if not so rated, are believed by the Advisor to be of comparable quality. Obligations of domestic and foreign financial institutions in which the Portfolio may invest include (but are not limited to)
certificates of deposit, bankers' acceptances, bank time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign financial institutions, including banks.

For purposes of the Portfolio's investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If the Advisor deems the instruments to present minimal credit risk, the Portfolio may invest in obligations

of foreign banks or foreign branches of U.S. banks, which may include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan, Canada, and
Australia.

Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks.

Under normal market conditions, the Portfolio will invest a signifcant portion of its assets in bank and other financial institution obligations. The
Portfolio's concentration of its investments in the obligations of banks and other financial institutions will cause the Portfolio to be subject to the risks peculiar to these industries to a greater extent than if its investments were not so concentrated.

Commercial Paper. The Portfolio may invest in fixed rate or variable rate commercial paper, issued by U.S. or foreign entities. Commercial paper consists of short-term (usually up to one year) unsecured promissory notes issued by U.S.
or foreign entities in order to finance their current operations.

Commercial paper when purchased by the Portfolio must be rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such security) or, if not so rated, must be believed by the Advisor to be of comparable quality. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches and subsidiaries of U.S. and foreign banks. Any commercial paper issued by a foreign entity and purchased by the Portfolio must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase.

For a description of commercial paper ratings, see the Appendix to this SAI.

Variable Rate Master Demand Notes. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between the Portfolio and the issuer, they are not ordinarily traded. Although no active secondary market may exist for these notes, the Portfolio will purchase only those notes under which it may demand and receive payment of principal and accrued interest daily or may resell the note at any time to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy

the Advisor, acting under the supervision of the Board of Trustees of the
Portfolio, that the same criteria as set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances. (See "Quality and Maturity of the Fund's
Securities" herein.)

U.S. Government Obligations. The Portfolio may invest in obligations issued or guaranteed by the U.S. government and include: (1) direct obligations of the
U.S. Treasury and (2) obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the U.S. are Treasury
Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and
Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the U.S. are: instruments that are supported by the full faith and credit of the U.S. (such as certificates issued by the Government
National Mortgage Association ("GNMA" or "Ginnie Mae")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association
("FNMA" or "Fannie Mae") and Federal Home Loan Mortgage Corporation ("FHLMC" or
"Freddie Mac")).

Other U.S. government securities the Portfolio may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing
Administration, Farmers Home Loan Administration, Export-Import Bank of the
United States, Small Business Administration, General Services Administration,
Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate
Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley
Authority, District of Columbia Armory Board and Student Loan Marketing
Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolio will invest in obligations issued by such an instrumentality only if the Advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolio.

The Portfolio may also invest in separately traded principal and interest component of securities guaranteed or issued by the U.S. government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of
Securities program ("STRIPS") or any similar program sponsored by the U.S.
government. STRIPS are sold as zero coupon securities.

Other Debt Obligations. The Portfolio may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase meet the
Portfolio's minimum credit quality standards, are comparable in priority and security to other securities of such issuer that have been rated in the top three highest long-term rating categories by the NRSROs rating such security or, if unrated, are determined by the Advisor to be of comparable quality.

Asset-Backed Securities. The Portfolio may invest in securities generally referred to as asset-backed securities. Asset-backed securities are secured by and payable from, or directly or indirectly represent

undivided fractional interests in, assets such as pools of consumer loans, trade receivables or other types of loans held in a trust. Such assets are securitized through the use of Trusts and special purpose corporations. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets. Payments of principal and interest are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement is exhausted, certificateholders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of the securities also may change because of changes in the market's perception of creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed securities are ultimately dependent upon payment of loans and receivables by individuals, businesses and other borrowers, and the certificateholder generally has no recourse against the entity that originated the loans.

The underlying assets of asset-backed securities include assets such as (but not limited to) first liens on mortgages, motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, receivables from revolving credit (credit card)
agreements and trade receivables. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed securities present certain risks. Primarily, these securities do not have the benefit of a security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

The asset-backed securities in which the Portfolio may invest are limited to those which satisfy the requirements contained in Rule 2a-7.

The yield characteristics of the asset-backed securities in which the Portfolio may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if the Portfolio purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, the yield on these securities. Amounts available for reinvestment by the Portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

Repurchase Agreements. The Portfolio may engage in repurchase agreement transactions with members of the Federal Reserve System, certain non-U.S. banks and certain non-bank entities. Under the terms of a typical repurchase agreement, the Portfolio would acquire any underlying security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. The Portfolio bears a risk of loss in the event of default by or bankruptcy of the other party to a repurchase agreement and the Portfolios delayed in, or prevented from, exercising its rights to dispose of the collateralized securities. To the extent that, in the meantime, the value of the underlying securities had decreased , the Portfolio could experience a loss. The Advisor reviews the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level. A repurchase agreement is considered to be a loan under the 1940 Act.

Reverse Repurchase Agreements. The Portfolio may borrow funds by, among other things, agreeing to sell portfolio securities to financial institutions that meet the standards described under "Repurchase Agreements" and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The
Portfolio may enter into reverse repurchase agreements with banks and domestic broker-dealers. At the time the Portfolio enters into a reverse repurchase agreement it will identify on its books cash or liquid securities having a value equal to the repurchase price, including accrued interest. The marked assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest).
The Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.
Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the
Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a
"when, as and if issued" basis, under

which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The value of such securities is subject to market fluctuation during this period and no interest or income, as applicable, accrues to the
Portfolio until settlement takes place.

At the time the Portfolio make the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When the Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Investment in Other Investment Companies. In accordance with applicable law, the
Portfolio may invest its assets in other money market funds with comparable investment objectives. In general, the Portfolio may not (1) purchase more than
3% of any other money market fund's voting stock; (2) invest more than 5% of its assets in any single money market fund; and (3) invest more than 10% of its assets in other money market funds unless permitted to exceed these limitations by an exemptive order of the Securities and Exchange Commission (the "SEC"). As
a shareholder of another money market fund, the Portfolio would bear, along with other shareholders, its prorata portion of the other money market fund's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly (and the Fund bears indirectlyon a prorata basis) in connection with its own operations.

Credit Enhancement. Certain of the Portfolio's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance from a third party. Any bankruptcy, receivership, default, or change in the credit quality of the third party providing the credit enhancement may adversely affect the quality and marketability of the underlying security and could cause losses to the Portfolio and affect the Portfolio's share price. Subject to the diversification limits contained in Rule 2a-7, the Portfolio may have more than
25% of its total assets invested in securities issued by or credit-enhanced by banks or other financial institutions.

Lending of Portfolio Securities. The Portfolio has the authority to lend up to
33 1/3% of the total value of its portfolio securities (taken at market value)
to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Portfolio's Board of Trustees. The Portfolio will not lend securities to the Advisor, the
Distributor or their affiliates, except as may be permitted by the 1940 Act or an order from the SEC. The Board of Trustees will make a determination that the fee paid to the placing broker is reasonable. These loans must be collateralized by cash or liquid securities at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral

in short-term securities or obtaining yield in the form of interest paid by the borrower when irrevocable letters of credit and U.S. government obligations are used as collateral. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. From time to time, the Portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolio and that is acting as a "finder".

The Portfolio will adhere to the following conditions whenever its securities are loaned: (1) the Portfolio must receive at least 100% collateral consisting of cash or equivalent securities of the type discussed above at least equal to the market value of the securities loaned plus accrued interest from the borrower; (2) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (3) the Portfolio must be able to terminate the loan at any time;
(4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities; (5) the
Portfolio may pay only reasonable custodian fees in connection with the loan;
and (6) voting rights on the loaned securities may pass to the borrower;
provided, however, that if a material event adversely affecting the investment occurs, the Portfolio must retain the right to terminate the loan and recall and vote the securities.

During the term of the loan, the Portfolio continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other organizations, the Portfolio is subject to risks which, like those associated with other extensions of credit, include delays in receiving additional collateral, in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially.
Default by or bankruptcy of a borrower would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. Upon receipt of appropriate regulatory approval, cash collateral may be invested in a money market fund managed by the Advisor (or one of its affiliates) and the Advisor (or one of its affiliates) may serve as the Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

On November 5, 2002 Deutsche Bank AG ("DBAG") agreed to sell its Global
Securities Services business to State Street Bank, Inc. ("State Street"). This sale included U.S. custody, securities lending, and other processing services located in Europe, Asia, and the Americas and closed on January 31, 2003 (the
"Closing Date"). The actual transition and migration of assets, technology, and infrastructure will take more than a year to complete. Certain Funds currently use Deutsche Bank Trust Company Americas ("DBT Co.") and DBAG, NY ("Deutsche")
as its securities lending agent. Since many of DBT Co. employees became State
Street employees on the closing date, the Board on January 13, 2003 approved an interim outsourcing arrangement that allows a State Street subsidiary to perform certain aspects of securities lending services for all Scudder Funds authorized to participate in securities lending, including the Portfolio subject to oversight from Deutsche. At a later date, Deutsche Asset Management will make recommendations to the Portfolio and the Fund's Board regarding its securities lending program, but Deutsche will remain as securities lending agent until such time as the Board approves a new securities lending agent for the Portfolio.

llliquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investments in non-publicly traded securities (including Rule
144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and it may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment in illiquid securities is subject to the risk that, should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, non-U.S. securities[, municipal securities] and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and
non-U.S. issuers, such as the PORTAL System sponsored by the NASD.

An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limit on the purchase of illiquid securities unless the
Advisor determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Advisor may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv)
dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such

securities from the Fund. The Board has adopted guidelines and delegated to the
Advisor the daily function of determining and monitoring the liquidity of Rule
144A Securities, although the Board will retain ultimate responsibility for any liquidity determinations.

                             Additional Risk Factors

In addition to the risks discussed above, the Portfolio's investments may be subject to the following risk factors:

Special Information Concerning Master-Feeder Fund Structure. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund.
Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses.
However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio.
Such differences in returns are also present in other mutual fund structures.
Information concerning other holders of interests in the Portfolio is available from the Advisor at 1-800-730-1313.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the
Portfolio could have effective voting control of the operations of the
Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders.

                                       10

Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities
(as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from the Portfolio at any time, if the
Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of
Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment advisor to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the
Portfolio.

Rating Services. The ratings of Moody's Investor Service, Standard & Poor's
Ratings Services ("S&P") and Fitch Ratings represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the
Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but the
Advisor will consider such an event in its determination of whether the
Portfolio should continue to hold the obligation. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this SAI.

                             Investment Restrictions

Fundamental Policies. The following investment restrictions have been adopted by the Trust with respect to the Fund and by the Portfolio as fundamental policies.
Under the 1940 Act, a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting if the holders of more than 50%
of the outstanding shares are present or represented by proxy, or (b) more than
50% of the outstanding shares. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing
Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

                             Investment Restrictions

Under investment policies adopted by the Trust, on behalf of the Fund, and by the Portfolio, the Fund and the Portfolio may not:

                                       11

     1.   Borrow money, except for temporary or emergency (not leveraging)
          purposes in an amount not exceeding 5% of the value of the Fund's or the Portfolio's total assets (including the amount borrowed), as the case may be, calculated in each case at market.

     2.   Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the Fund or the Portfolio, as the case may be, and only to secure borrowings for temporary or emergency purposes.

     3.   Invest more than 5% of the total assets of the Fund or the Portfolio, as the case may be, in any one issuer (other than U.S. Government
          Obligations) or purchase more than 10% of any class of securities of any one issuer provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the
          Fund's assets in an open-end management investment company with substantially the same investment objectives as the Fund.

     4.   Invest more than 25% of the total assets of the Fund or the Portfolio, as the case may be, in the securities of issuers in any single industry; provided that: (i) this limitation shall not apply to the purchase of U.S. Government Obligations; (ii) under normal market conditions more than 25% of the total assets of the Fund (and
          Portfolio) will be invested in obligations of foreign and U.S. Banks provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with substantially the same investment objectives as the Fund.

     5.   Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

     6.   Underwrite the securities issued by others (except to the extent the
          Fund or Portfolio may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities. To the extent these securities are illiquid, they will be subject to the Fund's or the Portfolio's 10% limitation on investments in illiquid securities;
          provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     7.   Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the Fund or the Portfolio from investing in obligations secured by real estate or interests therein.

     8.   Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and, the lending of portfolio securities.

     9.   Invest more than an aggregate of 10% of the net assets of the Fund or the Portfolio's, respectively, (taken, in each case, at current value)
          in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or (ii) other "illiquid" securities
          (including time deposits and repurchase agreements maturing in more than seven calendar days); provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with substantially the same investment objectives as the Fund.

                                       12

     10.  Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the
          Fund's assets in an open-end management investment company with substantially the same investment objectives as the Fund.

     11.  Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the
          Fund's assets in an open-end management investment company with substantially the same investment objectives as the Fund.

     12.  Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a reverse repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

     13.  Purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or the Portfolio or its Advisor owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

     14.  Invest in warrants, except that the Fund or the Portfolio may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the Fund or the Portfolio, as the case may be, of which not more than 2% of the net assets of the Fund or the Portfolio, as the case may be, may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Fund or the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

Additional Restrictions. In order to comply with certain statutes and policies, the Portfolio (or Trust, on behalf of the Fund) will not as a matter of operating policy (except that no operating policy shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

     (i)  borrow money (including through dollar roll transactions) for any purpose in excess of 5% of the Portfolio's (Fund's) total assets
          (taken at market), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

     (ii) pledge, mortgage or hypothecate for any purpose in excess of 5% of the
          Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

     (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

     (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

     (v)  invest for the purpose of exercising control or management;

                                       13

     (vi) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (Fund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time
          (the Portfolio (Fund) has no current intention to engage in short selling).

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

The Fund will comply with the state securities laws and regulations of all states in which it is registered. The Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the Fund, or any other registered investment company investing in the Portfolio, is registered.

                                       14

                               Portfolio Turnover

The Portfolio may attempt to increase yields by trading to take advantage of short-term market variations, which results in higher portfolio turnover.
However, this policy does not result in higher brokerage commissions to the
Portfolio as the purchases and sales of portfolio securities are usually effected as principal transactions. The Portfolio's turnover rates are not expected to have a material effect on its income and have been and are expected to be zero for regulatory reporting purposes.

                             Portfolio Transactions

Decisions to buy and sell securities and other financial instruments for the
Portfolio are made by the Advisor, which also is responsible for placing these transactions, subject to the overall review of the Board of Trustees. Although investment requirements for the Portfolio are reviewed independently from those of the other accounts managed by the Advisor, investments of the type the
Portfolio may make may also be made by these other accounts. When the Portfolio and one or more accounts managed by the Advisor are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by the Portfolio or the size of the position obtained or disposed of by the Portfolio.

Purchases and sales of securities on behalf of the Portfolio usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Obligations are generally purchased from underwriters or dealers, although certain newly issued
U.S. Government Obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Portfolio except pursuant to exemptive rules or orders adopted by the Securities and Exchange Commission. Under rules adopted by the
SEC, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

In selecting brokers or dealers to execute portfolio transactions on behalf of the Portfolio, the Advisor seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the
Advisor is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage, but not research, services (as those terms are defined in Section 28(e) of the
Securities Exchange Act of 1934, as amended) provided to the Portfolio and/or other accounts over which the Advisor or its affiliates exercise investment discretion. The Advisor's fees under its agreements with the Portfolio are not reduced by reason of its receiving brokerage services.

                                       15

                                 NET ASSET VALUE

The net asset value ("NAV") per share is calculated on each day on which the
Fund is open (each such day being a "Valuation Day").

The NAV per share of the Fund is calculated each Valuation Day; as of 2:00 p.m,
Eastern time, or, in the event that the NYSE closes early, at the time of such early closing (the "Valuation Time"). The Portfolio that the Fund invests in calculates its NAV at a later time. The Fund may close early under certain circumstances, as described in the Fund's current Prospectus. The Fund's NAV per share will normally be $1.00.

The valuation of the Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

The Portfolio's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the SEC. Under this rule, the Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in securities determined by or under the supervision of the Board of
Trustees to be of high quality with minimal credit risks.

Pursuant to the rule, the Board of Trustees of the Portfolio also has established procedures designed to allow investors in the Portfolio, such as the
Trust, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Portfolio's holdings by the Portfolio's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

The rule also provides that the extent of any deviation between the value of the
Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio's
Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the
Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind;
or valuing the Portfolio's assets by using available market quotations.

                                       16

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its NAV. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the NAV of the
Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate NAV of the
Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the
Portfolio as of the close of the following business day.

                       PURCHASE AND REDEMPTION INFORMATION

                               Purchase of Shares

The Fund accepts purchase orders for shares of the Fund at the NAV per share next determined after the order is received on each Valuation Day. Shares may be available through Investment Professionals, such as broker/dealers and investment advisors (including Service Agents).

Purchase orders for shares of the Fund will receive, on any Valuation Day, the
NAV next determined following receipt by the Service Agent (which is any broker, financial advisor, bank, dealer or other institution or financial intermediary)
and transmission to Scudder Investments Service Company , as the Trust's
Transfer Agent (the "Transfer Agent") of such order. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 2:00
p.m. (Eastern time) and prior to the close of the NYSE, the shareholder will receive the dividend declared on the following day even if Deutsche Bank Trust
Company Americas ("DBT Co") receives federal funds on that day. If the purchase order is received prior to 2:00 p.m., the shareholder will receive that
Valuation Day's dividend. The Trust and Transfer Agent reserve the right to reject any purchase order. If the market for the primary investments in the Fund closes early, the Fund will cease taking purchase orders at that time.

The Trust accepts purchase orders for shares of each Fund at the NAV per share next determined on each Valuation Day. The minimum initial and subsequent investment amounts are set forth in the Fund's Prospectus. The minimum initial investment in the Fund may be allocated in amounts not less than $100,000 per fund in certain funds in the Deutsche Asset Management Family of Funds. Service
Agents may impose initial and subsequent investment minimums that differ from these amounts. Shares of the Fund may be purchased in only those states where they may be lawfully sold.

Another mutual fund investing in the Portfolio may accept purchase orders up until a time later than 2:00 p.m., Eastern time. Such orders, when transmitted to and executed by the Portfolio, may have an impact on the Fund's performance.

                                       17

Shares must be purchased in accordance with procedures established by the
Transfer Agent and each Service Agent. It is the responsibility of each Service
Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to DBT Co purchase payments by the following business day (trade date +
1) after an order for shares is placed. A shareholder must settle with the
Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time. If orders are placed through a Service Agent, it is the responsibility of the Investment Professional to transmit the order to buy shares to the Transfer Agent before 2:00 p.m. or 4:00 p.m. Eastern time, as applicable.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or the Transfer Agent.

If you have money invested in an eligible Deutsche Asset Management Fund, you can:

..    Wire money into your account;

..    Open and account by exchanging from another eligible Deutsche Asset
     Management; or

..    Contact your Service Agent or Investment Professional.

Automatic Investment Plan. A shareholder may purchase additional shares of the
Fund through an automatic investment program. With the Direct Deposit Purchase
Plan ("Direct Deposit Plan"), investments are made automatically (minimum $50 and maximum $250,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. Termination of Direct
Deposit Plan by a shareholder will become effective within thirty days after the
Service Agent has received the request. The Fund may immediately terminate a shareholder's Direct Deposit Plan in the event that any item is unpaid by the shareholder's financial institution.

Consideration for Purchases of Shares

The Trust generally will not issue shares of a Fund for consideration other than cash. At the Trust's sole discretion, however, it may issue Fund shares for consideration other than cash in connection with an acquisition of portfolio securities or pursuant to a bona fide purchase of assets, merger or other reorganization, provided the securities meet the investment objectives and policies of the Fund and are acquired by the Fund for investment and not for resale. An exchange of securities for Fund shares will generally be a taxable transaction to the shareholder.

                              Redemption of Shares

Shareholders may redeem shares at the NAV per share next determined on each
Valuation Day. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares received by the
Service Agent and transmitted to the Transfer Agent prior to the close of the
NYSE (currently 2:00 p.m., Eastern time or earlier should the NYSE close earlier) on each Valuation Day will be redeemed at the NAV per share as of 2:00
p.m. (Eastern time) or after the close of the NYSE and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent on that day; no dividend will be paid on the day of redemption.

                                       18

Transfer Agent may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Transfer
Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine.
If the Transfer Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Redemption orders are processed without charge by the Trust. The Transfer Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a balance below the minimum, but not if an account is below the minimum due to a change in market value. See the section entitled "Minimum
Investments" in the Prospectus for the account minimum balance.

The Fund may accept purchase or sale orders when the New York Stock Exchange is closed in certain limited circumstances, such as in response to an unexpected situation that causes the New York Stock Exchange to be closed, if the 'Fed wire' is open, the primary trading markets for the Fund's portfolio instruments are open and the Fund's management believes there is adequate liquidity.

The Fund may suspend the right of redemption or postpone the date of payment for its shares during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. In addition, the Fund may delay payment of redemption in the event of a closing of the Federal Reserve Bank's wire payment system until a reasonable time after the system reopens, but in any event the Fund may not delay payment more than seven days except under the circumstances in the previous sentence

                                       19

To sell shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the Deutsche Asset Management
Family of Funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the Fund's
Service Center at 1-800-730-1313.

If you are selling some but not all of your non-retirement account shares, you must leave at least the minimum balancees in the account to keep it open. See the section entitled "Minimum Investments" in the Prospectus for the minimum account balance.

Certain requests must include a signature guarantee to protect you and the
Transfer Agent from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

..    Your account registration has changed within the last 30 days,

..    The check is being mailed to a different address than the one on your account (record address),

..    The check is being made payable to someone other than the account owner,

..    The redemption proceeds are being transferred to a Deutsche Asset
     Management account with a different registration, or

..    You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

The Fund and Portfolio reserve the right to redeem all of its shares, if the
Board of Trustees votes to liquidate the Fund and/or Portfolio.

In-kind Redemptions. The Fund and Portfolio reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

                      MANAGEMENT OF THE TRUST AND PORTFOLIO

The overall business and affairs of the Trust and the Portfolio are managed by the Board of Trustees. The Board approves all significant agreements between the
Trust/Portfolio and persons or companies furnishing services to the
Fund/Portfolio, including the Fund's/Portfolio's agreements with its investment advisor, distributor, custodian and transfer agent. The Board of Trustees and the executive officers of the Fund and the Portfolio, respectfully, are responsible for managing the Fund's/Portfolio's

                                       20

affairs and for exercising the Fund's/Portfolio's powers except those reserved for the shareholders and those assigned to the Advisor or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

The following information is provided for each Trustee and officer of the Trust and the Fund's/Portfolio's Board as of April 30, 2003. The first section of the table lists information for each Trustee who is not an "interested person" of the Trust and Funds (as defined in the 1940 Act) (a "Non-Interested Trustee").
Information for each Trustee who is an "interested person" ("Interested
Trustee") follows. The Interested Trustees are considered to be interested persons as defined by the 1940 Act because of their employment with either the
Portfolio's Advisor and/or distributor. The mailing address for the Trustees and officers with respect to Trust/Portfolio operations is One South Street,
Baltimore, Maryland, 21202. The current Board of Trustees was elected on July
30, 2002.

The following individuals hold the same position with the Funds, the Trust and the Portfolio.

                                       21

                       Trustees of the Trust and Portfolio

Non-Interested Trustees

Name, Date of Birth,                                                        Number of
 Position with the                                                         Funds in the
Funds and Length of          Business Experience and Directorships         Fund Complex
  Time Served/1,2/                 During the Past 5 Years                   Overseen
---------------------------------------------------------------------------------------
Richard R. Burt        Chairman, Diligence LLC (international                   68
2/3/47                 information-collection and risk-management firm)
Trustee since 2002     (September 2000 to present); Chairman, IEP
                       Advisors, Inc. (July 1998 to present); Chairman
                       of the Board, Weirton Steel Corporation/3/ (April
                       1996 to present); Member of the Board, Hollinger
                       International, Inc./3/ (publishing) (1995 to
                       present), HCL Technologies Limited (information
                       technology) (April 1999 to present), UBS Mutual
                       Funds (formerly known as Brinson and Mitchell
                       Hutchins families of funds) (registered
                       investment companies) (September 1995 to
                       present); and Member, Textron Inc./3/
                       International Advisory Council (July 1996 to
                       present). Formerly, Partner, McKinsey &
                       Company (consulting) (1991-1994) and US Chief
                       Negotiator in Strategic Arms Reduction Talks
                       (START) with former Soviet Union and US
                       Ambassador to the Federal Republic of Germany
                       (1985-1991); Member of the Board, Homestake
                       Mining/3/ (mining and exploration)
                       (1998-February 2001), Archer Daniels Midland
                       Company/3/ (agribusiness operations) (October
                       1996-June 2001) and Anchor Gaming (gaming
                       software and equipment) (March 1999-December
                       2001).
---------------------------------------------------------------------------------------
S. Leland Dill         Trustee, Phoenix Zweig Series Trust (since               66
3/28/30                September 1989), Phoenix Euclid Market Neutral
Trustee since 1999     Funds (since May 1998) (registered investment
for Scudder Advisor    companies); Retired (since 1986). Formerly,
Funds III and 1990     Partner, KPMG Peat Marwick (June 1956-June 1986);
for the Scudder Cash   Director, Vintners International Company Inc.
Management Portfolio   (wine vintner) (June 1989-May 1992), Coutts (USA)
                       International (January  1992-March 2000), Coutts
                       Trust Holdings Ltd., Coutts Group (private bank)
                       (March 1991-March 1999); General Partner, Pemco
                       (investment company) (June 1979-June 1986).
---------------------------------------------------------------------------------------

                                       22

Name, Date of Birth,                                                        Number of
 Position with the                                                         Funds in the
Funds and Length of          Business Experience and Directorships         Fund Complex
  Time Served/1,2/                 During the Past 5 Years                   Overseen
---------------------------------------------------------------------------------------
Martin J. Gruber       Nomura Professor of Finance, Leonard N. Stern            67
7/15/37                School of Business, New York University (since
Trustee since 1992     September 1964); Trustee, CREF (Pension Fund)
for Scudder            (since January 2000); Director, S.G. Cowen Mutual
Advisor Funds III      Funds (January 1985-January 2001), Japan Equity
Funds and 1999 for     Fund, Inc. (since January 1992), Thai Capital
the Scudder Cash       Fund, Inc. (since January 2000) and Singapore
Management Portfolio   Fund, Inc. (since January 2000) (registered
                       investment companies). Formerly, Trustee, TIAA
                       (Pension Fund) (January 1996-January 2000).
---------------------------------------------------------------------------------------
Joseph R. Hardiman     Private Equity Investor (January 1997 to                 66
5/27/37                present); Director, Soundview Technology Group
Trustee since 2002     Inc. (investment banking) (July 1998 to present),
                       Corvis Corporation/3/ (optical networking
                       equipment) (July 2000 to present), Brown
                       Investment Advisory & Trust Company (investment
                       advisor) (February 2001 to present), The Nevis
                       Fund (registered investment company) (July 1999
                       to present), and ISI Family of Funds (registered
                       investment companies) (March 1998 to present).
                       Formerly, Director, Circon Corp./3/ (medical
                       instruments) (November 1998-January 1999);
                       President and Chief Executive Officer, The
                       National Association of Securities Dealers, Inc.
                       and The NASDAQ Stock Market, Inc. (1987-1997);
                       Chief Operating Officer of Alex. Brown & Sons
                       Incorporated (now Deutsche Bank Securities Inc.)
                       (1985-1987); General Partner, Alex. Brown & Sons
                       Incorporated (now Deutsche Bank Securities Inc.)
                       (1976-1985).
---------------------------------------------------------------------------------------
Richard J. Herring     Jacob Safra Professor of International Banking           66
2/18/46                and Professor, Finance Department, The Wharton
Trustee since 1999     School, University of Pennsylvania (since July
for Scudder Advisor    1972); Director, Lauder Institute of
Funds III and since    International Management Studies (since July
1999 for the Scudder   2000); Co-Director, Wharton Financial
Cash Management        Institutions Center (since July 2000) and Vice
Portfolio              Dean and Director, Wharton Undergraduate Division
                       (July 1995-June 2000).
---------------------------------------------------------------------------------------

                                       23

Name, Date of Birth,                                                        Number of
 Position with the                                                         Funds in the
Funds and Length of          Business Experience and Directorships         Fund Complex
  Time Served/1,2/                 During the Past 5 Years                   Overseen
---------------------------------------------------------------------------------------
Graham E. Jones        Senior Vice President, BGK Realty, Inc.                  66
1/31/33                (commercial real estate) (since 1995); Trustee,
Trustee since 2002     8 open-end mutual funds managed by Weiss, Peck &
                       Greer (since 1985) and Trustee of 18 open-end
                       mutual funds managed by Sun Capital Advisers,
                       Inc. (since 1998).
---------------------------------------------------------------------------------------
Rebecca W. Rimel       President and Chief Executive Officer, The Pew           66
4/10/51                Charitable Trusts (charitable foundation) (1994
Trustee since 2002     to present); Executive Vice President, The
                       Glenmede Trust Company (investment trust and
                       wealth management) (1983 to present). Formerly,
                       Executive Director, The Pew Charitable Trusts
                       (1988-1994); Director, ISI Family of Funds
                       (registered investment companies) (1997-1999) and
                       Director, The Glenmede Trust Company (investment
                       trust and wealth management) (1994-2002).
---------------------------------------------------------------------------------------
Philip Saunders, Jr.   Principal, Philip Saunders Associates (Economic          66
10/11/35               and Financial Consulting) (since November 1988).
Trustee since 1999     Formerly, Director, Financial Industry
for the Scudder        Consulting, Wolf & Company (consulting)
Advisor Funds III      (1987-1988); President, John Hancock Home
and since 1990 for     Mortgage Corporation (1984-1986); Senior Vice
the Scudder Cash       President of Treasury and Financial Services,
Management Portfolio   John Hancock Mutual Life Insurance Company, Inc.
                       (1982-1986).
---------------------------------------------------------------------------------------
William N. Searcy      Pension & Savings Trust Officer, Sprint                  66
9/03/46                Corporation/3/ (telecommunications) (since
Trustee since 2002     November 1989); Trustee of 18 open-end mutual
                       funds managed by Sun Capital Advisers, Inc.
                       (since October 1998).
---------------------------------------------------------------------------------------

                                       24

Name, Date of Birth,                                                        Number of
 Position with the                                                         Funds in the
Funds and Length of          Business Experience and Directorships         Fund Complex
  Time Served/1,2/                 During the Past 5 Years                   Overseen
---------------------------------------------------------------------------------------
Robert H. Wadsworth    President, Robert H. Wadsworth Associates, Inc.          69
1/29/40                (consulting firm) (May 1982 to present).
Trustee since 2002     Formerly, President and Trustee, Trust for
                       Investment Managers (registered investment
                       company) (April 1999-June 2002); President,
                       Investment Company Administration, L.L.C.
                       (January 1992*-July 2001); President, Treasurer
                       and Director, First Fund Distributors, Inc. (June
                       1990-January 2002); Vice President,
                       Professionally Managed Portfolios (May
                       1991-January 2002) and Advisors Series Trust
                       (October 1996-January 2002) (registered
                       investment companies); President, Guinness Flight
                       Investment Funds, Inc. (registered investment
                       company) (June 1994-November 1998).
                       * Inception date of the corporation which was
                       the predecessor to the L.L.C.
---------------------------------------------------------------------------------------

Interested Trustees

Name, Date of Birth,                                                        Number of
 Position with the                                                         Funds in the
Funds and Length of          Business Experience and Directorships         Fund Complex
  Time Served/1,2/                 During the Past 5 Years                   Overseen
---------------------------------------------------------------------------------------
Richard T. Hale/4/     Managing Director, Deutsche Bank Securities Inc.         200
7/17/45                (formerly Deutsche Banc Alex. Brown Inc.) and
Chairman since 2002    Deutsche Asset Management (1999 to present);
and Trustee since      Director and President, Investment Company
1999 for Scudder       Capital Corp. (registered investment advisor)
Advisor Funds III      (1996 to present); Director, Deutsche Global
and since 1999 for     Funds, Ltd. 2000 to present), CABEI Fund (2000 to
the                    present), North American Income Fund (2000 to
Scudder Cash           present); Director, Scudder Global Opportunities
Management Portfolio   Fund (since 2003); Director/Officer
                       Deutsche/Scudder Mutual Funds (various dates);
                       President, Montgomery Street Securities, Inc.
                       (2002 to present) (registered investment
                       companies); Vice President, Deutsche Asset
                       Management, Inc. (2000 to present); formerly,
                       Director, ISI Family of Funds (registered
                       investment companies; 4 funds overseen)
                       (1992-1999).
---------------------------------------------------------------------------------------

                                       25

Officers

Name, Date of Birth,
 Position with the
Funds and Length of              Business Experience and Directorships
  Time Served/1,2/                     During the Past 5 Years
--------------------------------------------------------------------------------
Richard T. Hale/4/     See information provided under Interested Trustees
President since 2003
--------------------------------------------------------------------------------
Kenneth Murphy/5/      Vice President, Deutsche Asset Management
10/13/63               (September 2000-present). Formerly, Director, John
Vice President and     Hancock Signature Services (1992-2001); Senior Manager,
Anti-Money             Prudential Mutual Fund Services (1987-1992).
Laundering
Compliance Officer
since 2002
--------------------------------------------------------------------------------
Charles A. Rizzo/5/    Director, Deutsche Asset Management (April 2000 to
8/5/57                 present). Formerly, Vice President and Department Head,
Treasurer since 2002   BT Alex. Brown Incorporated (now Deutsche Bank Securities
                       Inc.) (1998-1999); Senior Manager, Coopers & Lybrand
                       L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).
--------------------------------------------------------------------------------
Daniel O. Hirsch       Managing Director, Deutsche Asset Management
3/27/54                (2002-present) and Director, Deutsche Global Funds Ltd.
Secretary since 1999   (2002-present). Formerly, Director, Deutsche Asset
                       Management (1999-2002), Principal, BT Alex. Brown
                       Incorporated (now Deutsche Bank Securities Inc.)
                       (1998-1999); Assistant General Counsel, United States
                       Securities and Exchange Commission (1993-1998).
--------------------------------------------------------------------------------

/1/  Unless otherwise indicated, the mailing address of each Trustee and officer with respect to fund operations is One South Street, Baltimore, MD 21202.

/2/  Length of time served represents the date that each Trustee or officer first began serving in that position with Scudder Advisor Funds III and
     Scudder Cash Management Portfolio of which these funds are a series.

/3/  A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

/4/  Mr. Hale is a Trustee who is an "interested person" within the meaning of
     Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of Deutsche
     Asset Management, Inc. and a Managing Director of Deutsche Asset
     Management, the US asset management unit of Deutsche Bank and its affiliates.

/5/  Address: Two International Place, Boston, Massachusetts.

                                       26

                                       27

                                       28

                                       29

Trustee Ownership in the Fund

--------------------------------------------------------------------------------
                                                       Aggregate Dollar Range of
                                                            Ownership as of
                                                       December 31, 2002 in all
                                                           Funds Overseen by
                        Dollar Range of Beneficial          Trustee in the
Trustee                Ownership in the Fund/1/,/2/         Fund Complex/2/
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Non-Interested
Trustees
--------------------------------------------------------------------------------
Richard R. Burt                    None                      Over $100,000
--------------------------------------------------------------------------------
S. Leland Dill                     None                      Over $100,000
--------------------------------------------------------------------------------
Martin J. Gruber                   None                   $10,001 to $50,000
--------------------------------------------------------------------------------
Joseph R. Hardiman                 None                      Over $50,000
--------------------------------------------------------------------------------
Richard J. Herring                 None                   $50,001 to $100,000
--------------------------------------------------------------------------------
Graham E. Jones                    None                      Over $100,000
--------------------------------------------------------------------------------
Rebecca W. Rimel                   None                      Over $100,000
--------------------------------------------------------------------------------
Philip Saunders, Jr.               None                      Over $100,000
--------------------------------------------------------------------------------
William N. Searcy                  None                      $1 to $10,000
--------------------------------------------------------------------------------
Robert H. Wadsworth                None                      Over $100,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Interested Trustee
--------------------------------------------------------------------------------
Richard T. Hale                    None                      Over $100,000
--------------------------------------------------------------------------------

1.   The amount shown includes share equivalents of funds in which the board member is deemed to be invested pursuant to the Fund's deferred compensation plan. The inclusion therein of any shares deemed beneficially owned does not constitute an admission of beneficial ownership of the shares.

                                       30

2.   Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the `1934 Act') include direct and or indirect ownership of securities where the Trustee's economic interest is tied to the securities, employment ownership and securities when the Trustee can exert voting power and when the Trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over
     $100,000.

OWNERSHIP IN SECURITIES OF THE ADVISOR AND RELATED COMPANIES

As reported to the Fund, the information in the following table reflects ownership by the Non-Interested Trustees and their immediate family members of certain securities as of December 31, 2002. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund(s) and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund(s) (including Deutsche Bank AG).

---------------------------------------------------------------------------------------------
                                                                Value of
                            Owner and                         Securities on     Percent of
                          Relationship             Title of    an Aggregate     Class on an
Trustee                    to Trustee    Company    Class        Basis        Aggregate Basis
---------------------------------------------------------------------------------------------
Richard R. Burt               N/A                                 None
---------------------------------------------------------------------------------------------
S. Leland Dill                N/A                                 None
---------------------------------------------------------------------------------------------
Martin J. Gruber              N/A                                 None
---------------------------------------------------------------------------------------------
Joseph R. Hardiman            N/A                                 None
---------------------------------------------------------------------------------------------
Richard J. Herring            N/A                                 None
---------------------------------------------------------------------------------------------
Graham E. Jones               N/A                                 None
---------------------------------------------------------------------------------------------
Rebecca W. Rimel              N/A                                 None
---------------------------------------------------------------------------------------------

                                       31

---------------------------------------------------------------------------------------------
Philip Saunders, Jr.          N/A                                 None
---------------------------------------------------------------------------------------------
William N. Searcy             N/A                                 None
---------------------------------------------------------------------------------------------
Robert H. Wadsworth           N/A                                 None
---------------------------------------------------------------------------------------------

Remuneration. Officers of the Fund/Portfolio receive no direct remuneration from the Fund/Portfolio. Officers and Trustees of the Funds who are officers or trustees of Deutsche Asset Management or the Advisor may be considered to have received remuneration indirectly. As compensation for his or her services, each
Non-Interested Trustee of the Funds receives an aggregate annual fee, plus a fee for each Board and Committee meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Fund Complex's Audit and
Compliance Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

Members of the Board of Trustees who are employees of the Advisor or its affiliates receive no direct compensation from the Fund and the Portfolio, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by either the Fund or
Portfolio. The following table shows compensation received by each Trustee from the Trust and Portfolio and aggregate compensation from the Fund Complex during the calendar year 2002.

                           Trustee Compensation Table

--------------------------------------------------------------------------------------------------------
Trustee                      Compensation     Compensation       Pension or          Total Compensation
                          from Money Market    From Cash     Retirement Benefits      Paid to Trustees
                             Investment        Management    Accrued as Part of    from the Fund and the
                                Fund*          Portfolio        Fund Expenses          Fund Complex/2/
--------------------------------------------------------------------------------------------------------
Harry Van Benschoten/1/         $  824         $   824                                    $ 33,750
--------------------------------------------------------------------------------------------------------
Charles P. Biggar/1/            $  824         $   824               $0                   $ 33,832
--------------------------------------------------------------------------------------------------------
Richard R. Burt                 $  250         $13,882               $0                   $124,500
--------------------------------------------------------------------------------------------------------
S. Leland Dill                  $1,074         $15,275               $0                   $102,250
--------------------------------------------------------------------------------------------------------
Martin Gruber                   $1,074         $14,706               $0                   $109,000
--------------------------------------------------------------------------------------------------------
Richard T. Hale                 $    0         $     0               $0                   $      0
--------------------------------------------------------------------------------------------------------
Joseph R. Hardiman              $  250         $13,882/3/            $0                   $ 96,000
--------------------------------------------------------------------------------------------------------
Richard J. Herring              $1,074         $14,706               $0                   $ 99,750
--------------------------------------------------------------------------------------------------------
Graham E. Jones                 $  250         $13,882               $0                   $ 80,500
--------------------------------------------------------------------------------------------------------

                                       32

--------------------------------------------------------------------------------------------------------
Bruce E. Langton/1/             $  824         $   824               $0                   $ 33,832
--------------------------------------------------------------------------------------------------------
Rebecca W. Rimel                $  250         $13,882/3/            $0                   $ 96,000
--------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.            $1,074         $14,706/3/            $0                   $ 99,750
--------------------------------------------------------------------------------------------------------
William N. Searcy               $  250         $13,882               $0                   $ 83,500
--------------------------------------------------------------------------------------------------------
Robert H. Wadsworth             $  250         $13,882               $0                   $126,000
--------------------------------------------------------------------------------------------------------

/1./ No longer Trustees as of July 30, 2002.

/2./ During calendar year 2002, the total number of funds in the Fund Complex was 198. During calendar year 2002, the total number of funds overseen by each Trustee was 84 except for Messrs. Benschoten (42 funds), Biggar (42 funds), Burt (86 funds), Gruber (85 funds), Hale (198 funds), Hardiman (82 funds), Langton (42 funds), and Wadsworth (87 funds).

/3./ Of the amounts payable to Ms. Rimel and Messrs. Hardiman and Saunders,
     $13,882, $6,979, and $4,551, respectively, was defferred pursuant to a deferred compensation plan.

As of April 3, 2003, the Trustees and Officers of the Trust owned in the aggregate less than 1% of the shares of the Fund.

As of April 3, 2003, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Vista Broker Dealer Service Inc, 399 Park
Avenue, 6th Floor, New York, NY 10022-4614 (21.55%), First Boston 1998 P1 Sub
Res A/C 11, Madison Avenue, Liberty PTC LLC, New York, NY 10070 (20.78%),
Private Bank Sweep, Custody ATTN: Linda Anderson, 1 BT Plaza, 17th Floor, New
York, NY 10015 (13.91%), Termobarranquilla Debt Service Reserve Sub Account
Termobarranquilla, c/o GPU International, One Upper Pond Road, Parsippany, NJ
07054-1050 (9.02%), Freedom Forum, 1101 Wilson Boulevard, 22nd Floor, Arlington,
VA 22209-2211 (7.61%)

Information Concerning Committees and Meetings of Trustees

                                       33

The Board of Trustees of the Trust met five times during the calendar year ended
December 31, 2002 and each Trustee attended at least 75% of the meetings of the
Board and meetings of the committees of the Board of Trustees on which such
Trustee served.

Board Committee. The current Board of Trustees was elected on July 30, 2002. The
Trust's Board currently has the following committees:

Audit and Compliance Committee: The Audit and Compliance Committee makes recommendations regarding the selection of independent auditors for the Funds, confers with the independent auditors regarding the Funds' financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the
Audit Committee are S. Leland Dill (Chairman) and the remaining Non-Interested
Trustees. The Audit Committee met five times during the most recent calendar year.

Valuation Committee: The Valuation Committee is authorized to act for the Board of Trustees in connection with the valuation of securities held by each Fund's portfolio in accordance with the Trust's valuation procedures. Messrs. Hale,
Saunders and Wadsworth are members of the Valuation Committee with Messrs. Burt,
Dill, Gruber, Hardiman, Herring, Jones, Searcy and Ms. Rimel as alternates. Two
Trustees are required to constitute a quorum for meetings of the Valuation
Committee. The Trust's Valuation Committee met four times during the most recent calendar year.

Additional Committees: On February 25, 2003, the Board of Trustees organized a
Nominating and Governance Committee as well as Fixed Income, Equity and
Operations Committees. The members of the Fixed Income Committee are Messrs.
Jones and Searcy and Ms. Rimel. The members of the Equity Committee are Messrs.
Burt, Gruber, Hardiman and Herring. The members of the Operations Committee are
Messrs. Dill, Saunders and Wadsworth. The Fixed Income, Equity and Operations
Committees periodically review the investment performance and operations of the
Fund. The members of the Nominating and Governance Committee are all of the
Fund's Non-Interested Trustees.

                                       34

                                 Code of Ethics

The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule
17j-1 under the 1940 Act. The Fund's/Portfolio's Code of Ethics permits the
Fund/Portfolio personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Fund's/Portfolio's Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Fund's/Portfolio's Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.

The Fund's advisor and its affiliates (including the Fund's distributor,("SDI")
have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act
(`Consolidated Code'). The Consolidated Code permits access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Consolidated Code's preclearance requirements. In addition, the Consolidated Code also provides for trading `blackout periods'
that prohibit trading by personnel within periods of trading by the Fund in the same security. The Consolidated Code also prohibits short-term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

                                       35

                               Investment Advisor

The Fund has not retained the services of an investment advisor since the Fund seeks to achieve the investment objective by investing all of its assets in the
Portfolio. The Portfolio has retained the services of DeAM, Inc. as Advisor.

DeAM, Inc. is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche
Bank"). Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

DeAM, Inc., or its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. DeAM, Inc.
has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Fund,
DeAM, Inc. will not inquire or take into consideration whether an issuer of securities proposed for purchase of sale by the Fund is a customer of DeAM,
Inc., its parent or its subsidiaries or affiliates. Also, in dealing with its customers, DeAM, Inc., its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by DeAM, Inc. or any such affiliate

DeAM, Inc., subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the
Portfolio. DeAM, Inc. may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment advisor. All orders for investment transactions on behalf of the Portfolio are placed by
DeAM, Inc. with brokers, dealers and other financial intermediaries that it selects, including those affiliated with DeAM, Inc. A DeAM, Inc. affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if DeAM, Inc. believes that the affiliate's charge for transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which DeAM, Inc. or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of DeAM, Inc.

Under the Advisory Agreement, DeAM, Inc. receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.15%, before waivers and reimbursements, of the average daily net assets of the Portfolio.

For the fiscal year ended December 31, 2002, DeAM, Inc. earned $16,015,555 as compensation for investment advisory services provided to the Portfolio. During the same period DeAM, Inc.

                                       36

reimbursed $2,513,697 to the Portfolio to cover expenses. For the period April
30, 2001 through December 31, 2001, DeAM, Inc. earned $9,960,309 as compensation for investment advisory services provided to the Portfolio. During the same period, DeAM, Inc. reimbursed $1,367,226 to the Portfolio to cover expenses.

For the period January 1, 2001 through April 29, 2001, Deutsche Bank Trust
Company Americas ("DBT Co.") earned $4,328,500 as compensation for investment advisory services provided to the Portfolio. For the fiscal year ended December
31, 2000 , DBT Co. earned $12,843,718 as compensation for investment advisory services provided to the Portfolio. During the same periods, DBT Co. reimbursed
$678,910 and $1,881,361, respectively, to the Portfolio to cover expenses.

The Fund's prospectus contains disclosure as to the amount of DeAM, Inc.'s investment advisory and ICCC's administration and services fees, including waivers thereof. The Administrator and the Advisor may not recoup any of the waived investment advisory or administration and services fees.

Advisory Contract Approval

The Advisory Agreement was most recently approved by a majority of the
Portfolio's Board of Trustees, including a majority of those Trustees who were not parties to the Advisory Agreement or "interested persons" of any such parties, on June 7, 2002, and approved by shareholders at a meeting called for the purpose of approving the Advisory Agreement on July 30, 2002. The Advisory
Agreement will continue in effect only if such continuance is specifically approved annually by the Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any such parties, or by a vote of a majority of the outstanding shares of the Portfolio.
In approving the investment Advisory Agreement, the Board, including the
Non-Interested Trustees, carefully considered (1) the nature and quality of services to be provided to the Portfolio; (2) the investment advisory fees paid by the Portfolio would remain the same under the new Advisory Agreement as under the prior agreement; (3) investment performance, both of the Portfolio itself and relative to appropriate peer groups and market indices; (4) staffing and capabilities of DeAM, Inc. to manage the Portfolio; (5) investment advisory fees provided under the prior Advisory Agreement and expense ratio and asset size of the Portfolio itself and relative to appropriate peer groups; and (6) DeAM,
Inc's profitability from managing the Portfolio and the other investment companies managed by DeAM, Inc. before marketing expenses paid by DeAM, Inc..
The Board also considered other benefits earned by DeAM, Inc. and its affiliates relating to its management of the Funds and the Portfolio, including brokerage fees, fees for custody, transfer agency and other services as well as soft dollar benefits received from third parties that aid in the management of assets. After requesting and reviewing such information, as they deemed necessary, the Board concluded that the approval of the Advisory Agreement was in the best interests of the Portfolio and its shareholders. The Advisory
Agreement is terminable by vote of the Board of Trustees, or, with respect to the Portfolio, by the holders of a majority of the outstanding shares of the
Portfolio, at any time without penalty on 60 days' written notice to the
Advisor. The Advisor may terminate the Advisory Agreement at any time without penalty on 60 days' written notice to the Portfolio. The Advisory Agreement terminates automatically in the event of its "assignment" (as such term is defined in the 1940 Act).

The Advisory Agreement provides that neither Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the matters to which the

                                       37

Advisory Agreement relates, provided that nothing therein shall be deemed to be protect or purport to protect DeAM, Inc. against any liability to the Portfolio or to its shareholders to which DeAM, Inc. could otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the Advisory Agreement .

                                  Administrator

Investment Company Capital Corp (`ICCC' or the `Administrator') serves as the administrator to the Fund and the Portfolio. Prior to July 1, 2001, DBT Co.
served as the administrator to the Fund and the Portfolio. Under its
Administration and Services Agreement with the Trust, ICCC generally assists the
Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. Scudder Fund Accounting Corporation ("SFAC"), an
affiliate of the Advisor, is responsible for determining the daily net asset value per share of the Funds and maintaining Portfolio and general accounting records. SFAC is located at Two International Place, Boston, Massachusetts,
02110-4103. SFAC hired State Street Bank and Trust Company as a sub-agent that performs fund accounting and administration services under the fund accounting agreement and under the Administration and Services Agreement. The
Administration and Services Agreement provides for the Trust to pay the
Administrator a fee, computed daily and paid monthly, equal on an annual basis to 0.30% of the average daily net assets of the Fund.

                                       38

Under Administration and Services Agreement with the Portfolio, the
Administrator calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services
Agreement provide for the Portfolio to pay the Administrator a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the Portfolio's average daily net assets. Under the Administration and Services Agreement, the
Administrator may delegate one or more of its responsibilities to others at the
Administrator's expense.

Under the Administration and Services Agreement, ICCC is obligated on a continuous basis to provide such administrative services as the Board of
Trustees of each Trust and the Portfolio reasonably deems necessary for the proper administration of each Trust and the Portfolio. ICCC will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in ICCC's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Trust or the Portfolio), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with each Trust's and the Portfolio's
Declaration of Trust, by-laws, investment objectives and policies and with
Federal and state securities laws; arrange for appropriate insurance coverage;
and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services.

For the fiscal year ended December 31, 2002, ICCC earned $1,610,115 as compensation for administrative and other services provided to the Fund. During the same period ICCC reimbursed $787,255 to the Fund to cover expenses. For the period July 1, 2001 through December 31, 2001 ICCC earned $755,166 as compensation for administrative and other services provided to the Fund. During the same period ICCC reimbursed $345,752 to the Fund to cover expenses.

For the period January 1, 2001 through June 30, 2001 DBT Co. earned $622,614 as compensation for administrative and other services provided to the Fund. For the fiscal year ended December 31, 2000 , DBT Co. earned $1,436,508 as compensation for administrative and other services provided to the Fund. During the same periods, DBT Co. reimbursed $313,643 and $715,331, respectively, to the Fund to cover expenses.

For the fiscal year ended December 31, 2002 ICCC earned $5,337,022 as compensation for administrative and other services provided to the Portfolio.
For the period July 1, 2001 through December 31, 2001 ICCC earned $2,511,797as compensation for administrative and other services provided to the Portfolio.

                                       39

For the period January 1, 2001 through June 30, 2001 DBT Co. earned $2,251,139 as compensation for administrative and other services provided to the Portfolio.
For the fiscal year ended December 31, 2000, DBT Co. earned $4,281,239 as compensation for administrative and other services provided to the Portfolio.

                                   Distributor

Scudder Distributors, Inc. ("SDI"), an affiliate of the Advisor, serves as the distributor of each Fund's shares pursuant to a distribution agreement (the
"Distribution Agreement"). Prior to August 19, 2002, ICCC Distributors, Inc. was
the Fund's distributor. The terms and conditions of the Distribution Agreement are exactly the same as the previous distribution agreement with ICC
Distributors, Inc., the former distributor of the Fund. SDI enters into a selling group agreement with certain broker-dealers (each a `Participating
Dealer'). If a Participating Dealer previously had agreements in place with SDI and ICC Distributors, Inc., the SDI Agreement will control. If the Participating
Dealer did not have an agreement with SDI, then the terms of your assigned ICC
Distributors, Inc. agreement will remain in effect. These Selling Group
Agreements may be terminated by their terms or by the terms of the Distribution
Agreement, as applicable. SDI is a wholly-owned subsidiary of Deutsche Bank AG.
The address for SDI is 222 South Riverside Plaza, Chicago, IL 60606.

                         Transfer Agent & Service Agent

Scudder Investments Service Company ("SISC") serves as transfer agent of the
Trusts and of the Fund pursuant to a transfer agency agreement. SISC's headquarters is 222 South Riverside Plaza, Chicago, IL, 60606-5808. Prior to
December 16, 2002, ICCC served as the Fund's transfer agent. Under its transfer agency agreement with the Trust, SISC maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the
Trust. SISC is compensated by ICCC out of its administrative fee and may be reimbursed by the Funds for its out-of-pocket expenses.

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc.
("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Funds.

SISC acts as a Service Agent pursuant to its agreement with the Trust. SISC is paid by the Administrator and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by SISC from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other

                                       40

communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the
Transfer Agent or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the agreement with the SISC, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a Service Agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly

                                    Custodian

As of April 11, 2003, State Street Bank and Trust Company , One Heritage Drive -
JPB/2N, North Quincy, MA 02171, serves as Custodian for the Trust and as
Custodian for the Portfolio. Prior to April 11, 2003, Deutsche Bank Trust
Company Americas, an affiliate of the Funds' advisor and administrator, served as custodian.

                                       41

                                    Expenses

The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by the Administrator or Scudder
Distributors, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by the
Administrator or Scudder Distributors, including investment advisory and administration and service fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

                       Counsel and Independent Accountants

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099,
serves as Counsel to the Trust and from time to time provides certain legal services to the Advisor and the Administrator. PricewaterhouseCoopers LLP, 160
Federal Street, Boston, MA 02110 has been selected as Independent Accountants for the Trust.

                            ORGANIZATION OF THE TRUST

The Trust was organized on February 28, 1992 under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share.
The shares of the other series of the Trust are offered through separate prospectuses and statements of additional information. The shares of each series participate equally in the earnings, dividends and assets of the particular series. The Trust may create and issue additional series of shares. The Trust's
Declaration of Trust permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a series. Each share represents an equal proportionate interest in a series with each other share. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. No series of shares has any preference over any other series.

The Trust is an entity commonly known as a "Massachusetts business trust."
Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the
Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a
Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any

                                       42

liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the
Trust.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees without a meeting. When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants. Shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the
Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Upon liquidation of the Fund, shareholders of that Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

The Scudder Cash Management Portfolio ( prior to May 16, 2003, formerly known as
Cash Management Portfolio) was organized as a master trust fund under the laws of the State of New York. The Scudder Cash Management Portfolio's Declaration of
Trust provides that the Fund and other entities investing in the Portfolio
(e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations.
Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the
Portfolio. Whenever the Trust is requested to vote on a matter pertaining to the
Portfolio, the Trust will vote its shares without a meeting of shareholders of the Fund if the proposal is one, if which made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, the Trust will hold a meeting of shareholders of the Fund and, at the meeting of investors in the Portfolio, the Trust will cast all of its votes in the same proportion as the votes all its shares at the
Portfolio meeting, other investors with a greater pro rata ownership of the
Portfolio could have effective voting control of the operations of the Portfolio

                                       43

As of April 3, 2003,no shareholders of record owned 25% or more of the voting securities of the Fund .

                               DIVIDENDS AND TAXES

The following is only a summary of certain tax considerations generally affecting the Fund and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations.

                                    Dividends

The Fund declares dividends from its net income daily and pays the dividends monthly. The Fund reserves the right to include realized short-term gains, if any, in such daily dividends. Distributions of each Fund's pro rata share of the corresponding Portfolio's net realized long-term capital gains, if any, and any undistributed net realized short-term capital gains are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carryforwards. Unless a shareholder instructs a Trust to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at NAV in additional shares of the Fund that paid the dividend or distribution.

                                       44

                   Taxation of the Funds and Their Investments

The Fund intends to continue to qualify as a separate regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").
Provided that the Fund is a regulated investment company, the Fund will not be liable for Federal income taxes to the extent all of its taxable net investment income and net realized long-and short-term capital gains, if any, are distributed to its shareholders. Although the Trusts expect the Fund to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located or in which they are otherwise deemed to be conducting business, that portion of a
Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by a Fund would reduce the amount of income and gains available for distribution to its shareholders.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

The Portfolio is not subject to the Federal income taxation. Instead, the Fund and other investors investing in a Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio.
The Portfolio determines its net income and realized capital gains, if any, on each Valuation Day and allocates all such income and gain pro rata among the corresponding Fund and the other investors in that Portfolio at the time of such determination.

                            Taxation of Shareholders

As described above the Fund is designed to provide investors with current income. The Fund are not intended to constitute balanced investment programs and are not designed for investors seeking capital gains, maximum income or maximum tax-exempt income irrespective of fluctuations in principal. Distributions of net realized long-term capital gains ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year. Dividends paid by the Fund from its taxable net investment income and distributions by the Fund of its net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. The Fund's dividends and distributions will not qualify for the dividends-received deduction for corporations.

Shareholders should consult their tax advisors to assess the consequences of investing in a Fund under state and local laws and to determine whether dividends paid by a Fund that represent interest derived from U.S. Government
Obligations are exempt from any applicable state or local income taxes.

Exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for federal income tax purposes.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a backup

                                       45

withholding tax at the current rate, with respect to any taxable dividends and distributions. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

Shareholders should consult their tax advisors as to any state and local taxes that may apply to these dividends and distributions.

Statements as to the tax status of each shareholder's dividends and distributions, if any, are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the end of a Fund's prior taxable year as to the federal income tax status of his or her dividends and distributions which were received from that Fund during that year. The dollar amount of dividends excluded from Federal income taxation and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in a Fund.
To the extent that the Funds earn taxable net investment income, each of the
Funds intends to designate as taxable dividends the same percentage of each day's dividend as its taxable net investment income bears to its total net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

                                       46

                             PERFORMANCE INFORMATION

From time to time, the Trust may advertise "current yield," and/or "effective yield" for the Fund. All yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then
"annualized;" that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the

                                       47

compounding effect of this assumed reinvestment. The Trust may include this information in sales material and advertisements for the Fund.

Yield is a function of the quality, composition and maturity of the securities held by the Portfolio and operating expenses of the Fund and the Portfolio. In particular, the Fund's yield will rise and fall with short-term interest rates, which can change frequently and sharply. In periods of rising interest rates, the yield of the Fund will tend to be somewhat lower than the prevailing market rates, and in periods of declining interest rates, the yield will tend to be somewhat higher. In addition, when interest rates are rising, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested by the Portfolio in instruments producing higher yields than the balance of the Portfolio's securities, thereby increasing the current yield of the Fund. In periods of falling interest rates, the opposite can be expected to occur. Accordingly, yields will fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of the Fund, it may not provide a basis for comparison with bank deposits, other fixed rate investments, or other investment companies that may use a different method of calculating yield. Any fees charged by Service Agents for processing purchase and/or redemption transactions will effectively reduce the yield for those shareholders.

From time to time, advertisements or reports to shareholders may compare the yield of the Fund to that of other mutual funds with similar investment objectives or to that of a particular index. The yield of the Fund might be compared with, for example, the IBC First Tier All Taxable Money Fund Average, which is an average compiled by IBC Money Fund Report, a widely recognized, independent publication that monitors the performance of money market mutual funds. Similarly, the yield of the Fund might be compared with rankings prepared by Micropal Limited and/or Lipper Analytical Services, Inc., which are widely recognized, independent services that monitor the investment performance of mutual funds. The yield of the Fund might also be compared without the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan areas. Shareholders may make inquiries regarding the Fund, including current yield quotations and performance information, by contacting any Service Agent.

Shareholders will receive financial reports semi-annually that include listings of investment securities held by the Portfolio at those dates. Annual reports are audited by independent accountants.

From time to time a Fund may quote its performance in terms of "current yield"
or "effective yield" in reports or other communications to shareholders or in advertising material.

The effective yield is an annualized yield based on a compounding of the unannualized base period return. These yields are each computed in accordance with a standard method prescribed by the rules of the SEC, by first determining the "net change in account value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the "beginning account value"). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized
"base period return" equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value.

     The yields are then calculated as follows:

     Base Period Return   = Net Change in Account Value
                            ---------------------------
                            Beginning Account Value

                                       48

     Current Yield        = Base Period Return x 365/7

     Effective Yield      = [(1 + Base Period Return)/365/7/] - 1

     Tax Equivalent Yield = Current  Yield
                            --------------
                            (1 - Tax Rate)

For the seven days ended December 31, 2002, the Fund's Current Yield was 1.16 and the Fund's Effective Yield was 1.17.

                              FINANCIAL STATEMENTS

The financial statements for the Fund and the Portfolio for the period ended
December 31, 2002, are incorporated herein by reference to the Annual Report to shareholders for the Fund dated December 31, 2002. A copy of the Fund's Annual
Report may be obtained without charge by contacting the Service Center at
1-800-730-1313.

                                       49

APPENDIX

DESCRIPTION OF SECURITIES RATINGS Description of S&P's corporate bond ratings:

AAA--Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA--Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

Description of Moody's corporate bond ratings:

Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge."
Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Fitch Investors Service's corporate bond ratings:

AAA--Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA--Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly

                                       50

secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

                                       51

Description of S&P commercial paper ratings:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

Description of Moody's commercial paper ratings:

The rating Prime-1 is the highest commercial paper rating assigned by Moody's.
Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

Description of Fitch Investors Service's commercial paper ratings:

F1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

                                       52

Non-Investment Grade

(Issues regarded as having speculative characteristics in the likelihood of timely repayment of principal and interest.)

BB--While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B--Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC--Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC--"CC" is applied to issues that are subordinate to other obligations rated
"CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D--Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

Ratings in the Long-Term Debt categories may include a plus (+) or Minus (-)
designation, which indicates where within the respective category the issue is placed.

                                       53

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  APRIL 30, 2003

Investment Advisor of the Portfolio
DEUTSCHE ASSET MANAGEMENT, INC.
345 Park Avenue
New York, NY 10154

Distributor
SCUDDER DISTRIBUTORS, INC.
222 South Riverside Plaza
Chicago, IL 60606-5808

Custodian
STATE STREET BANK AND TRUST COMPANY
One Heritage Drive -JPB/2N
North Quincy, MA 02171

Administrator
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, MD 21201

Transfer Agent
SCUDDER INVESTMENTS SERVICE COMPANY
222 South Riverside Plaza
Chicago, IL 60606-5808

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110

Counsel
WILLKIE FARR & GALLAGHER
787 Seventh Avenue
New York, NY 10019

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its
Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional
Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

Cusip #055847206
SAI (4/03)

PART C - OTHER INFORMATION

ITEM 23. Exhibits.

(a)  Declaration of Trust of the Trust; 1
     (1)  Fourteenth Amended and Restated Establishment and Designation of
          Series; 8
(b)  By-Laws of the Trust; 1
(c)  Instruments Defining Rights of Security Holders; 3
(d)  Investment Advisory Contracts dated July 30, 2002:
     (1)  between Cash Management Portfolio and Deutsche Asset Management, Inc.,
          filed herewith;
(e)  Distribution Agreement between Registrant and Scudder Distributors, Inc., dated August 19, 2002, filed herewith;
(f)  Bonus/Profit Sharing Contracts - Not Applicable;
(g)  Custodian Agreement between Registrant and State Street Bank and Trust
     Company, dated April 1, 2003, filed herewith;
(h)  (1)  Administration Agreement; 9
     (2)  Exhibit A, dated March 31, 2003, 12;
     (3)  Expense Limitation Agreement, 10
     (4)  Exhibit A, dated March 31, 2003, to the Expense Limitation Agreement,
          12;
     (5)  Fund Accounting Agreement between Investment Company Capital
          Corporation and Scudder Fund Accounting Corporation dated June 3,
          2002; filed herewith;
     (6)  Form of Sub-Administration and Sub-Fund Accounting Agreement between
          Investment Company Capital Corporation, Scudder Fund Accounting
          Corporation and State Street Bank and Trust Company dated April 1,
          2003, filed herewith;
     (7)  Transfer Agency Agreement dated December 16, 2002 with Scudder
          Investment Services Company, 12;
     (8)  Agency Agreement between Scudder Investments Service Company and DST
          Systems, Inc., dated January 15, 2003, filed herewith;
(i)  Consent of Counsel, filed herewith;
(j)  Consent of Independent Accountants, filed herewith;
(k)  Omitted Financial Statements - Not Applicable;
(1)  Investment representation letters of initial shareholders of the Trust; 5
(m)  Rule 12b-1 Plans, 12;
(n)  Financial Data Schedules - Not applicable;
(o)  Rule 18f-3 Plan (Multiple Class Expense Allocation); 2
     (1)  Revised Multiple Class Expense Allocation Plan, 12;
(p)  Codes of Ethics for Funds; 6; Codes of Ethics for the Advisor, 12;
(q)  Powers of Attorney; 11

----------
1.   Incorporated by reference to Post-Effective Amendment No. 5 to Registrant's
     Registration Statement as filed with the Commission on July 31, 1995.
2.   Incorporated by reference to Post-Effective Amendment No. 14 to
     Registrant's Registration Statement as filed with the Commission on
     February 25, 1997.
3.   Incorporated by reference to Section 6.2 of Registrant's Declaration of
     Trust.
4.   Incorporated by reference to Post-Effective Amendment No. 45 to
     Registrant's Registration Statement as filed with the Commission on
     February 24, 2003.

5.   Incorporated by reference herein to Pre-Effective Amendment No. 1 to
     Registrant's Registration Statement as filed with the Commission on June 9,
     1992.
6.   Incorporated by reference to Post-Effective Amendment No. 34 to
     Registrant's Registration Statement as filed with the Commission on June
     26, 2001.
7.   Incorporated by reference to Post-Effective Amendment No. 36 to
     Registrant's Registration Statement as filed with the Commission on April
     30, 2001.
8.   Incorporated by reference to Post-Effective Amendment No. 37 to
     Registrant's Registration Statement as filed with the Commission on July
     31, 2001.
9.   Incorporated by reference to Post-Effective Amendment No. 38 to
     Registrant's Registration Statement as filed with the Commission on January
     28, 2002.
10.  Incorporated by reference to Post Effective Amendment No. 41 to
     Registrant's Registration Statement as filed with the Commission on July
     30, 2002.
11.  Incorporated by reference to Post-Effective Amendment No. 45 to
     Registrant's Registration Statement as filed with the Commission on
     February 24, 2003.
12.  Incorporated by reference o Post-Effective Amendment No. 46 to Registrant's
     Registration Statement as filed with the Commission on March 31, 2003.

ITEM 24. Persons Controlled by or Under Common Control with Registrant.

Not applicable.

ITEM 25. Indemnification.

Incorporated by reference to Post-Effective Amendment No. 8 to Registrant's
Registration Statement as filed with the Commission on April 30, 1996.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

All of the information required by this item is set forth in the Form ADV, as amended, of Deutsche Asset Management, Inc. (formerly Morgan Grenfell Inc.)
(File No. 801-27291). The following sections of each such Form ADV are incorporated herein by reference:

(a)  Items 1, 2 and 6 of Part II

ITEM 27. PRINCIPAL UNDERWRITERS.

(a)  Scudder Distributors, Inc. ("SDI") acts as principal underwriter of the
     Registrant's shares.

(b)  Information on the officers and directors of SDI, principal underwriter for the Registrant as of April 1, 2003, is set forth below. SDI's principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

            (1)                            (2)                                 (3)
Name and Principal Business   Position and Offices with            Positions and Offices with
Address                       Distributor                          Registrant
---------------------------   ----------------------------------   --------------------------

            (1)                            (2)                                 (3)
Name and Principal Business   Position and Offices with            Positions and Offices with
Address                       Distributor                          Registrant
---------------------------   ----------------------------------   --------------------------
Thomas F. Eggers              Chairman and Director
345 Park Avenue
New York, NY 10154

Jonathan R. Baum              Chief Executive Officer, President
345 Park Avenue               and Director
New York, NY 10154

Scott B. David                Vice President and Director
Two International Place
Boston, MA 02110-4103

John W. Edwards, Jr.          Chief Financial Officer and
60 Wall Street                Treasurer
New York, NY 10005-2858

Caroline Pearson              Secretary                            Assistant Secretary
Two International Place
Boston, MA 02110-4103

Linda J. Wondrack             Vice President and Chief
Two International Place       Compliance Officer
Boston, MA 02110-4103

C. Perry Moore                Chief Operating Officer and Vice
222 South Riverside Plaza     President
Chicago, IL 60606

David Edlin                   Vice President
222 South Riverside Plaza
Chicago, IL 60606

Robert Froelich               Vice President
222 South Riverside Plaza
Chicago, IL 60606

Michael L. Gallagher          Vice President
222 South Riverside Plaza
Chicago, IL 60606

M. Patrick Donovan            Vice President
Two International Place
Boston, MA 02110-4103

            (1)                            (2)                                 (3)
Name and Principal Business   Position and Offices with            Positions and Offices with
Address                       Distributor                          Registrant
---------------------------   ----------------------------------   --------------------------
Kenneth P. Murphy             Vice President                       Vice President
Two International Place
Boston, MA 02110-4103

Philip J. Collora             Assistant Secretary
222 South Riverside Plaza
Chicago, IL 60606

(c)  None

ITEM 28. Location of Accounts and Records.

BT Pyramid Mutual Funds                Deutsche Asset Management
(Registrant)                           One South Street
                                       Baltimore, MD 21202

State Street Bank and Trust Company    One Heritage Drive
(Custodian, Sub-Administrator/         North Quincy, MA 02171
Accounting Agent)

Deutsche Asset Management, Inc.        280 Park Avenue
(Investment Advisor)                   New York, NY 10017

Scudder Investments Service            222 South Riverside Plaza
Company:                               Chicago, IL 60606
(Transfer Agent)

Scudder Fund Accounting Corporation    345 Park Avenue
(Fund Accounting Agent)                New York, NY 10154

Scudder Distributors, Inc.             222 South Riverside Plaza
(Distributor)                          Chicago, IL 60606

Investment Company Capital Corp.       One South Street
(Administrator)                        Baltimore, MD 21202

DST Systems, Inc.                      333 West 11th Street, 5th Floor
(Sub-Transfer Agent)                   Kansas City, MO 64105

ITEM 29. Management Services.

Not Applicable

ITEM 30. Undertakings.

Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, BT PYRAMID
MUTUAL FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and the State of Maryland on this 30th day of April, 2003.

                                         BT PYRAMID MUTUAL FUNDS

                                     By: /s/ BRUCE A. ROSENBLUM
                                         ---------------------------------------
                                         Bruce A. Rosenblum, Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Amendment
No. 47 to the Registrant's Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

         NAME                             TITLE                      DATE
         ----                             -----                      ----

By: /s/ Bruce A. Rosenblum   Assistant Secretary                 April 30, 2003
    ----------------------   (Attorney in Fact
    Bruce A. Rosenblum       For the Persons Listed Below)

/s/ RICHARD T. HALE          Trustee and President (Chief        April 30, 2003
--------------------------   Excecutive Officer)
Richard T. Hale

/s/ CHARLES A. RIZZO*        Treasurer (Principal
--------------------------   Financial and Accounting Officer)
Charles A. Rizzo

/s/ RICHARD R. BURT*         Trustee
--------------------------
Richard R. Burt

/s/ S. LELAND DILL*          Trustee
--------------------------
S. Leland Dill

/s/ MARTIN J. GRUBER*        Trustee
--------------------------
Martin J. Gruber

/s/ JOSEPH R. HARDIMAN*      Trustee
--------------------------
Joseph R. Hardiman

/s/ RICHARD J. HERRING*      Trustee
--------------------------
Richard J. Herring

/s/ GRAHAM E. JONES*         Trustee
--------------------------
Graham E. Jones

/s/ REBECCA W. RIMEL*        Trustee
--------------------------
Rebecca W. Rimel

/s/ PHILIP SAUNDERS, JR.*    Trustee
--------------------------
Philip Saunders, Jr.

/s/ WILLIAM N. SEARCY*       Trustee
--------------------------
William N. Searcy

/s/ ROBERT H. WADSWORTH*     Trustee
--------------------------
Robert H. Wadsworth

*By Power of Attorney.

                                   SIGNATURES

     CASH MANAGEMENT PORTFOLIO has duly caused this Post-Effective Amendment No.
47 to the Registration Statement on Form N-IA of BT Pyramid Funds to be signed on their behalf by the undersigned authorized in the City of Baltimore and the
State of Maryland on the 30th day of April, 2003.

                                     CASH MANAGEMENT PORTFOLIO

                                     By: /s/ Bruce A. Rosenblum
                                         ---------------------------------------
                                         Bruce A. Rosenblum, Assistant Secretary

This Post-Effective Amendment No. 47 to the Registration Statement of BT Pyramid
Funds has been signed below by the following persons in the capacities indicated
with respect to the CASH MANAGEMENT PORTFOLIO.

         NAME                             TITLE                      DATE
         ----                             -----                      ----

By:/s/Bruce A. Rosenblum     Assistant Secretary                 April 30, 2003
   -----------------------   (Attorney-in-Fact
   Bruce A. Rosenblum        For the Persons Listed Below)

/s/ Richard T. Hale          Trustee and President (Chief        April 30, 2003
--------------------------   Executive Officer)
Richard T. Hale

/s/ CHARLES A. RIZZO*        Treasurer (Principal
--------------------------   Financial and Accounting Officer)
Charles A. Rizzo

/s/ RICHARD R. BURT*         Trustee
--------------------------
Richard R. Burt

/s/ S. LELAND DILL*          Trustee
--------------------------
S. Leland Dill

/s/ MARTIN J. GRUBER*        Trustee
--------------------------
Martin J. Gruber

/s/ RICHARD J. HERRING*      Trustee
--------------------------
Richard J. Herring

/s/ PHILIP SAUNDERS, JR.*    Trustee
--------------------------
Philip Saunders, Jr.

/s/ JOSEPH R. HARDIMAN*      Trustee
--------------------------
Joseph R. Hardiman

/s/ GRAHAM E. JONES*         Trustee
--------------------------
Graham E. Jones

/s/ REBECCA W. RIMEL*        Trustee
--------------------------
Rebecca W. Rimel

/s/ WILLIAM N. SEARCY*       Trustee
--------------------------
William N. Searcy

/s/ ROBERT H. WADSWORTH*     Trustee
--------------------------
Robert H. Wadsworth

*By Power of Attorney, previously filed.